Group information - Summary of Subsidiaries (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
ReNew Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Private Limited
Immediate holding company	ReNew Energy Global Plc
Country of incorporation	India
Proportion of ownership interest in subsidiary	94.00%	94.00%
ReNew Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar Power Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green Energy Solutions Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green Energy Solutions Private Limited( previously known as ReNew Wind Energy (Jath Three) Private Limited)
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Fazilka Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Fazilka Solar Power Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Transmission Ventures Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Transmission Ventures Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Power International Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Power International Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	United Kingdom
Proportion of ownership interest in subsidiary	100.00%	100.00%
RMG Acquisition Corp II
Disclosure of subsidiaries [line items]
Name of companies	RMG Acquisition Corp II
Immediate holding company	ReNew Energy Global Plc
Country of incorporation	Cayman Islands
Proportion of ownership interest in subsidiary	100.00%	100.00%
India Clean Energy Holdings
Disclosure of subsidiaries [line items]
Name of companies	India Clean Energy Holdings
Immediate holding company	ReNew Energy Global Plc
Country of incorporation	Mauritius
Proportion of ownership interest in subsidiary	100.00%	100.00%
Diamond II Limited
Disclosure of subsidiaries [line items]
Name of companies	Diamond II Limited
Immediate holding company	ReNew Energy Global Plc
Country of incorporation	Mauritius
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Jath) Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Jath) Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Karnataka) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Karnataka) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	70.00%	71.00%
ReNew Wind Energy (AP) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (AP) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	73.00%	66.00%
ReNew Solar Energy (Jharkhand Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar Energy (Jharkhand Three) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	51.00%	51.00%
ReNew Solar Energy (Telangana) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar Energy (Telangana) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Surya Alok Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Surya Alok Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	69.00%
ReNew Sunlight Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Sunlight Energy Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	63.00%	63.00%
ReNew Surya Uday Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Surya Uday Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	74.00%	74.00%
ReNew Energy Markets Private Limited (Formerly known as ReNew Vayu Power Private Limited)
Disclosure of subsidiaries [line items]
Name of companies	ReNew Energy Markets Private Limited (Formerly known as ReNew Vayu Power Private Limited)
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
RENEW Photovoltaics Private limited(Formerly known as ReNew Saksham Urja Private Limited)
Disclosure of subsidiaries [line items]
Name of companies	ReNew Photovoltaics Private Limited (Formerly known as ReNew Saksham Urja Private Limited)%
Immediate holding company	ReNew Shakti Four Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew E-Fuels Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew E-Fuels Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Jal Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Jal Urja Private Limited
Immediate holding company	ReNew Power Services Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Welturi) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Welturi) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Devgarh) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Devgarh) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Rajkot) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Rajkot) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy Delhi Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy Delhi Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Shivpur) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Shivpur) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Jadeswar) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Jadeswar) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Varekarwadi) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Varekarwadi) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (MP) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (MP) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (AP 3) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (AP 3) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (MP Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (MP Two) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Rajasthan One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Rajasthan One) PrivateLimited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Jamb) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Jamb) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Orissa) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Orissa) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (TN) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (TN) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (AP2) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (AP2) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Karnataka Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Karnataka Two) PrivateLimited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Vaspet 5) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Vaspet 5) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (AP Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (AP 4) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (MP One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (MP One) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Karnataka Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Karnataka Five) PrivateLimited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Narmada Wind Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Narmada Wind Energy Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Abaha Wind Energy Developers Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Abaha Wind Energy Developers Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Helios Infratech Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Helios Infratech Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shruti Power Projects Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Shruti Power Projects Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Kanak Renewables Limited
Disclosure of subsidiaries [line items]
Name of companies	Kanak ReNewables Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ostro Raj Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Ostro Raj Wind Private Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ostro Madhya Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Ostro Madhya Wind Private Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ostro Anantapur Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Ostro Anantapur Private Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Bidwal Renewable Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Bidwal Renewable Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Zemira Renewable Energy Limited
Disclosure of subsidiaries [line items]
Name of companies	Zemira ReNewable Energy Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Renew Vyan Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Renew Vyan Shakti Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Pawan Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Pawan Urja Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Pawan Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Pawan Shakti Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Renew Naveen Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Naveen Urja Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Renew Samir Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Samir Urja Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Samir Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Samir Shakti Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar Energy (Rajasthan) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar Energy (Rajasthan) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar Energy (TN) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar Energy (TN) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar Energy (Karnataka) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar Energy (Karnataka) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Saur Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Saur Urja Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Clean Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Clean Energy Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar Services Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar Services Private Limited^
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Agni Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Agni Power Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Saur Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Saur Shakti Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar Energy (Jharkhand One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar Energy (Jharkhand One) PrivateLimited^
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar Energy (Jharkhand Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar Energy (Jharkhand Five) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar Energy (Karnataka Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar Energy (Karnataka Two) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Karnataka 3) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Karnataka 3) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (MP Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (MP Four) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Maharashtra) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Maharashtra) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Karnataka 4) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Karnataka 4) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Bhumi Prakash Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Bhumi Prakash Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Tarun Kiran Bhoomi Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Tarun Kiran Bhoomi Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (AP Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (AP Five) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Symphony Vyapaar Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Symphony Vyapaar Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Lexicon Vanijya Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Lexicon Vanijya Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Star Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Star Solar Power Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Sungold Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Sungold Energy Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Budh 3) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Budh 3) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (TN 2) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (TN 2) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Akhilagya Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Akhilagya Solar Energy Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Zorya Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Zorya Solar Energy Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Auxo Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Auxo Solar Energy Private Limited
Immediate holding company	ReNew Wind Energy (TN)Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Renew Sun Waves Private Limited (refer Note 36)
Disclosure of subsidiaries [line items]
Name of companies	Renew Sun Waves Private Limited (refer Note 36)
Immediate holding company	ReNew Solar Energy (Jharkhand Four) Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary		100.00%
Auxo Sunlight Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Auxo Sunlight Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Sun Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Renew Sun Energy Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Sun Bright Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Renew Sun Bright Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
RenServ Global Private Limited$
Disclosure of subsidiaries [line items]
Name of companies	RenServ Global Private Limited$
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Sun Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Renew Sun Power Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Greenyana Sunstream Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Greenyana Sunstream Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	74.00%	74.00%
Renew Vyoman Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Renew Vyoman Energy Private limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Renew Vyoman Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Renew Vyoman Power Private Limited
Immediate holding company	ReNew Vikram Shakti Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Renew Surya Roshni Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Renew Surya Roshni Private limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Surya Aayan Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Surya Aayan Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar Vidhi Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar Vidhi Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar Stellar Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar Stellar Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar Piyush Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar Piyush Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Surya Tejas Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Surya Tejas Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	69.00%
ReNew Sun Renewables Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Sun Renewables Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	69.00%
ReNew Sun Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Sun Shakti Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	69.00%
ReNew Ravi Tejas Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Ravi Tejas Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Surya Ravi Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Surya Ravi Private Limited
Immediate holding company	ReNew Solar Energy (Jharkhand Four) Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Dinkar Jyoti Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Dinkar Jyoti Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Dinkar Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Dinkar Urja Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Bhanu Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Bhanu Shakti Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	69.00%
ReNew Ushma Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Ushma Energy Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Surya Spark Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Surya Spark Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	74.00%	74.00%
ReNew Hans Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Hans Urja Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar (Shakti One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar (Shakti One) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar (Shakti Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar (Shakti Two) Private Limited
Immediate holding company	ReNew Vikram Shakti Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar (Shakti Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar (Shakti Three) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar (Shakti Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar (Shakti Four) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar (Shakti Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar (Shakti Five) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar (Shakti Six) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar (Shakti Six) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar (Shakti Seven) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar (Shakti Seven) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar (Shakti Eight) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar (Shakti Eight) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (MHH One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (MHH One) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	100.00%
ReNew Green (MHP One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (MHP One) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (TNJ One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (TNJ One) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (GJS One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (GJS One) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	69.00%
ReNew Green (GJS Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (GJS Two) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	69.00%
ReNew Green (MHK Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (MHK Two) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	100.00%
ReNew Sandur Green Energy Private Limited (formerly known as 'ReNew Green (KAK One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Sandur Green Energy Private Limited (formerly known as 'ReNew Green (KAK One) Private Limited')
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	51.00%	51.00%
ReNew Green (GJS Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (GJS Three) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	74.00%	74.00%
ReNew Green (GJ five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (GJ five) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	69.00%
ReNew Green (GJ Six) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (GJ Six) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	69.00%
ReNew Green (GJ seven) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (GJ seven) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	69.00%
ReNew Green (MHK One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (MHK One) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (MHP Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (MHP Two) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	74.00%
ReNew Green (TNJ Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (TNJ Two) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (MPR Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (MPR Two) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	55.00%	55.00%
ReNew Green (KAK Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (KAK Two) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	74.00%	74.00%
ReNew Green (KAK Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (KAK Three) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (MHS One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (MHS One) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	74.00%	74.00%
ReNew Green (GJ Ten) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (GJ Ten) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	69.00%
ReNew Green (GJ Eleven) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (GJ Eleven) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (GJ Twelve) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (GJ Twelve) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (GJ Thirteen) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (GJ Thirteen) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (KAK Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (KAK Four) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (MPR Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (MPR Three) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	69.00%
ReNew Green (MPR Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (MPR Four) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (TN Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (TN Three) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (TN Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (TN Four) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (CGS Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (CGS Two) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Nizamabad Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Nizamabad Power Private Limited
Immediate holding company	ReNew Fazilka Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Warangal Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Warangal Power Private Limited
Immediate holding company	ReNew Fazilka Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Narwana Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Narwana Power Private Limited
Immediate holding company	ReNew Fazilka Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Sunworld Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Sunworld Solar Power Private Limited
Immediate holding company	ReNew Fazilka Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Neemuch Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Neemuch Solar Power Private Limited
Immediate holding company	ReNew Fazilka Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Purvanchal Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Purvanchal Solar Power Private Limited
Immediate holding company	ReNew Fazilka Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Rewanchal Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Rewanchal Solar Power Private Limited
Immediate holding company	ReNew Fazilka Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Medak Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Medak Power Private Limited
Immediate holding company	ReNew Fazilka Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Ranga Reddy Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Ranga Reddy Solar Power Private Limited
Immediate holding company	ReNew Fazilka Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Karimnagar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Karimnagar Power Private Limited
Immediate holding company	ReNew Fazilka Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar Photovoltaic Private Limited (formerly known as 'ACME Photovoltaic Solar Private Limited')
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar Photovoltaic Private Limited (formerly known as 'ACME Photovoltaic Solar Private Limited')
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	49.00%	49.00%
Renew Green Shakti Private Limited (formerly known as 'ACME Green Shakti Private Limited')
Disclosure of subsidiaries [line items]
Name of companies	Renew Green Shakti Private Limited (formerly known as 'ACME Green Shakti Private Limited')
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Renew Vikram Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Vikram Shakti Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Tapas Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Tapas Urja Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (GJ Nine) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (GJ Nine) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	69.00%
ReNew Green (CGS One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (CGS One) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (MPR One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (MPR One) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Vidyut Tej Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Vidyut Tej Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Vidyut Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Vidyut Shakti Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Power Synergy Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Power Synergy Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Koppal- Narendra Transmission Limited
Disclosure of subsidiaries [line items]
Name of companies	Koppal- Narendra Transmission Limited
Immediate holding company	ReNew Transmission Ventures Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	51.00%	51.00%
ReNew Solar (Shakti Nine) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar (Shakti Nine) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar (Shakti Ten) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar (Shakti Ten) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar (Shakti Eleven) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar (Shakti Eleven) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar (Shakti Twelve) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar (Shakti Twelve) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Solar (Shakti Thirteen) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar (Shakti Thirteen) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
IB Vogt Solar Seven Private Limited
Disclosure of subsidiaries [line items]
Name of companies	IB Vogt Solar Seven Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	49.00%	49.00%
Corneight Parks Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Corneight Parks Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Climate Connect Digital Limited (refer Note 36)
Disclosure of subsidiaries [line items]
Name of companies	Climate Connect Digital Limited (refer Note 36)
Immediate holding company	Regent Climate Connect Knowledge Solutions Private Limited
Country of incorporation	United Kingdom
Proportion of ownership interest in subsidiary		100.00%
India ReNew Energy Limited
Disclosure of subsidiaries [line items]
Name of companies	India ReNew Energy Limited
Immediate holding company	ReNew Energy Global Plc
Country of incorporation	Mauritius
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (GJ Fourteen) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (GJ Fourteen) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (GJ Fifteen) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (GJ Fifteen) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (MHS Two) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (MHS Two) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (MHS Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (MHS Three) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (UP One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (UP One) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (HPR One) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (HPR One) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (KAK Five) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (KAK Five) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (MHP Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (MHP Four) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Gadag II-A Transmission Limited
Disclosure of subsidiaries [line items]
Name of companies	Gadag II-A Transmission Limited*
Immediate holding company	ReNew Transmission Ventures Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	51.00%	100.00%
ReNew Power Services Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Power Services Private Limited$
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ostro Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Ostro Energy Private Limited
Immediate holding company	ReNew Power Services Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ostro Renewables Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Ostro ReNewables Private Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ostro Urja Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Ostro Urja Wind Private Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ostro Mahawind Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Ostro Mahawind Power Private Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (MP Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (MP Three) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Renew Surya Vihaan Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Renew Surya Vihaan Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Tej Shakti Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Tej Shakti Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Urja Shachar Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Urja Shachar Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green (GJ Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (GJ Four) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	69.00%
ReNew Green (GJ Eight) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green (GJ Eight) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	69.00%
Gadag Transmission Limited
Disclosure of subsidiaries [line items]
Name of companies	Gadag Transmission Limited*
Immediate holding company	ReNew Transmission Ventures Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	51.00%	51.00%
ReNew Green (MHP Three) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Renew Green (MHP Three) Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Aalok Solarfarms Limited
Disclosure of subsidiaries [line items]
Name of companies	Aalok Solarfarms Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Abha Solarfarms Limited
Disclosure of subsidiaries [line items]
Name of companies	Abha Solarfarms Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shreyas Solarfarms Limited
Disclosure of subsidiaries [line items]
Name of companies	Shreyas Solarfarms Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Heramba Renewables Limited
Disclosure of subsidiaries [line items]
Name of companies	Heramba Renewables Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Rajasthan) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Rajasthan) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Prathamesh Solarfarms Limited
Disclosure of subsidiaries [line items]
Name of companies	Prathamesh Solarfarms Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
AVP Powerinfra Private Limited
Disclosure of subsidiaries [line items]
Name of companies	AVP Powerinfra Private Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Badoni Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Badoni Power Private Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Vayu Urja Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Vayu Urja Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Rajasthan Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Rajasthan Four) Private Limited
Immediate holding company	ReNew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Pugalur Renewable Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Pugalur Renewable Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Rajasthan 2) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Rajasthan 2) Private Limited^
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Sipla) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Sipla) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Molagavalli Renewable Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Molagavalli Renewable Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Regent Climate Connect Knowledge Solutions Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Regent Climate Connect Knowledge Solutions Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Surya Jyoti Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Surya Jyoti Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Surya Pratap Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Surya Pratap Private Limited
Immediate holding company	ReNew Surya Vihaan Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Vayu Energy Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Vayu Energy Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ostro Rann Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Ostro Rann Wind Private Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ostro Bhesada Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Ostro Bhesada Wind Private Limited^
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ostro Dhar Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Ostro Dhar Wind Private Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ostro Alpha Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Ostro Alpha Wind Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	74.00%	73.00%
Ostro AP Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Ostro AP Wind Private Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ostro Andhra Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Ostro Andhra Wind Private Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ostro Kannada Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Ostro Kannada Power Private Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ostro Dakshin Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Ostro Dakshin Power Private Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ostro Jaisalmer Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Ostro Jaisalmer Private Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ostro Kutch Wind Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Ostro Kutch Wind Private Limited
Immediate holding company	Ostro Energy Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Akshay Urja Limited
Disclosure of subsidiaries [line items]
Name of companies	Renew Akshay Urja Limited
Immediate holding company	Renew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Surya Ojas Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Surya Ojas Private Limited
Immediate holding company	Renew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	51.00%	51.00%
ReNew Solar Energy (Jharkhand Four) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Solar Energy (Jharkhand Four) Private limited
Immediate holding company	Renew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Rajat Renewables Limited
Disclosure of subsidiaries [line items]
Name of companies	Rajat ReNewables Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Wind Energy (Rajasthan 3) Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Wind Energy (Rajasthan 3) Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Surya Kiran Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Surya Kiran Private Limited
Immediate holding company	ReNew Green Energy Solutions Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	69.00%	69.00%
ReNew Mega Solar Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Mega Solar Power Private Limited
Immediate holding company	Renew Solar Power Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Green Projects Pte Ltd
Disclosure of subsidiaries [line items]
Name of companies	ReNew Green Projects Pte Ltd
Immediate holding company	ReNew Energy Global Plc
Country of incorporation	Singapore
Proportion of ownership interest in subsidiary	100.00%	100.00%
ReNew Energy Global Americas Inc
Disclosure of subsidiaries [line items]
Name of companies	ReNew Energy Global Americas Inc
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Renew Hydro Power Private Limited
Disclosure of subsidiaries [line items]
Name of companies	ReNew Hydro Power Private Limited
Immediate holding company	ReNew Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%	100.00%
Renew E-Fuels Greennh3 Private Limited
Disclosure of subsidiaries [line items]
Name of companies	Renew E-Fuels Greennh3 Private Limited
Immediate holding company	ReNew E-Fuels Private Limited
Country of incorporation	India
Proportion of ownership interest in subsidiary	100.00%
Global Renserv Energy LLC
Disclosure of subsidiaries [line items]
Name of companies	Global Renserv Energy LLC
Immediate holding company	RenServ Global Private Limited
Country of incorporation	United Arab Emirates
Proportion of ownership interest in subsidiary	100.00%